Annual Total Returns- JPMorgan Corporate Bond Fund (R6 Shares) [BarChart] - R6 Shares - JPMorgan Corporate Bond Fund - Class R6	2014	2015	2016	2017	2018	2019	2020
Total	8.10%	(0.54%)	5.90%	7.12%	(2.02%)	15.16%	10.34%